RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
12.	RELATED PARTY TRANSACTIONS

During the six months ended June 30, 2022 and 2021, the Company paid $259,745 and $123,756, respectively, for consulting services to a firm specializing in finance and strategic support for life science companies. The Chief Financial Officer of the Company is a managing director of the consulting firm.

In April 2016, the Company entered into a three-year, collaborative research agreement (“CRA”) with the University of British Columbia (“UBC”) and the Vancouver Coastal Health Authority in the amount of C$787,500, with the Company’s Chief Scientific Officer, as principal investigator at the UBC. In March 2018, the CRA was amended and funding was increased to C$892,500 over three years. In July 2018, the total funding commitment to UBC increased to C$1,130,000 over the period of the agreement. In February 2019, the CRA was amended, and funding was increased to C$2,130,000 for an additional two-year period. In September 2019, the CRA was amended, and funding was increased to C$2,630,000 for an additional one- year period. In November 2021, the CRA was amended for an additional grant of C$800,000 effective January 1, 2022, for the 2022 calendar year for total funding of C$3,430,000. During the six months ended June 30, 2022 and 2021, the Company incurred costs of $255,563 and $197,634, respectively, and are included in research and development expenses in the accompanying unaudited condensed consolidated statements of operations and comprehensive loss.

15.	RELATED PARTY TRANSACTIONS

During the years ended December 31, 2021 and 2020, the Company paid $322,639 and $231,354, respectively, for consulting services to a firm specializing in finance and strategic support for life science companies. The Chief Financial Officer of the Company is a managing director of the consulting firm.

In April 2016, the Company entered into a three-year, collaborative research agreement (“CRA”) with the University of British Columbia (“UBC”) and the Vancouver Coastal Health Authority in the amount of C$787,500, with the Company’s Chief Scientific Officer, as principal investigator at the UBC. In March 2018, the CRA was amended and funding was increased to C$892,500 over three years. In July 2018, the total funding commitment to UBC increased to C$1,130,000 over the period of the agreement. In February 2019, the CRA was amended, and funding was increased to C$2,130,000 for an additional two-year period. In September 2019, the CRA was amended, and funding was increased to C$2,630,000 for an additional one- year period. In November 2021, the CRA was amended for an additional grant of C$800,000 effective January 1, 2022, for the 2022 calendar year for total funding of C$3,430,000. During the years ended December 31, 2021 and 2020, the Company incurred costs of $393,341 and $353,253, respectively, and are included in research and development expenses in the accompanying consolidated statements of operations and comprehensive loss.

During the years ended December 31, 2021 and 2020, the Company paid $413,555 and $666,096, respectively, for management services to a company owned by the Company’s Chief Executive Officer and Chairman for services rendered. The Company also reimbursed at cost the rental of an office, which is used by the Company. During the years ended December 31, 2021 and 2020, the Company incurred rental expense of $1,034 and $27,093, respectively, and are included in general and administrative expenses in the accompanying consolidated statements of operations and comprehensive loss.